Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 544,586		$ 526,974
Total liabilities as per the statement of financial position	2,298,531		2,293,600
Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,344,817		1,208,344
Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	13,684		8,927
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	940,030		1,076,329
Liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position			0
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	2,298,531		2,293,600
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,344,817		1,208,344
Liabilities at amortized cost | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	13,684		8,927
Liabilities at amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	940,030		1,076,329
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	59,415		106,203
Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	124,016		135,491
Other financial assets (*)
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	80,124	[1]	89,557
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			27
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	281,031		195,696
Other financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	56,961		20,677
Other financial assets at fair value through profit or loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at fair value through profit or loss | Other financial assets (*)
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	56,961	[1]	20,650
Other financial assets at fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			27
Other financial assets at fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	487,625		506,297
Other financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	59,415		106,203
Other financial assets at amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	124,016		135,491
Other financial assets at amortized cost | Other financial assets (*)
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	23,163	[1]	68,907
Other financial assets at amortized cost | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position			0
Other financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 281,031		$ 195,696

[1]	Other financial assets measured at fair value are Level 1 hierarchy.